RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
RISK MANAGEMENT POLICIES
Summary of maximum credit risk exposure

	December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	8,009,641	220,628	284,448	8,514,717
Unsecured Corporate Loans	9,974,477	363,545	768,167	11,106,189
Overdrafts	27,183,947	441,780	1,168,592	28,794,319
Mortgage Loans	6,030,357	1,139,227	747,436	7,917,020
Automobile and other secured loans	799,642	260,651	159,643	1,219,936
Personal Loans	32,587,196	4,932,804	1,154,309	38,674,309
Retail	13,070,026	807,506	435,054	14,312,586
Consumer Finance	19,517,170	4,125,298	719,255	24,361,723
Credit Card Loans	31,059,187	911,868	545,659	32,516,714
Retail	26,906,451	772,705	272,095	27,951,251
Consumer Finance	4,152,736	139,163	273,564	4,565,463
Foreign Trade Loans	16,198,790	615,514	1,336,442	18,150,746
Other Financings	7,870,468	116,204	76,335	8,063,007
Other Receivables from Financial Transactions	1,844,597	16,506	45,940	1,907,043
Receivables from Financial Leases	2,818,321	184,319	184,049	3,186,689
Total	144,376,623	9,203,046	6,471,020	160,050,689

	December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	11,040,711	728,667	372,861	12,142,239
Unsecured Corporate Loans	9,566,109	2,115,731	277,614	11,959,454
Overdrafts	46,873,802	2,092,931	187,576	49,154,309
Mortgage Loans	8,362,500	216,941	14,937	8,594,378
Automobile and other secured loans	1,945,197	163,433	279,678	2,388,308
Personal Loans	24,712,372	3,388,933	2,630,600	30,731,905
Retail	20,024,331	1,359,665	506,605	21,890,601
Consumer Finance	4,688,041	2,029,268	2,123,995	8,841,304
Credit Card Loans	30,883,372	1,388,599	853,883	33,125,854
Retail	23,665,677	897,518	331,160	24,894,355
Consumer Finance	7,217,695	491,081	522,723	8,231,499
Foreign Trade Loans	18,771,655	854,199	1,561,733	21,187,587
Other Financings	14,841,096	1,389,182	177,773	16,408,051
Other Receivables from Financial Transactions	2,039,403	18,592	32,754	2,090,749
Receivables from Financial Leases	4,942,687	265,382	129,096	5,337,165
Total	173,978,904	12,622,590	6,518,505	193,119,999

Summary of exposure to the Group's exchange risk by currency type

	Balances as of 12/31/2019				Balances as of 12/31/2018
	Monetary	Monetary			Monetary	Monetary
	Financial	Financial		Net	Financial	Financial		Net
Currency	Assets	Liabilities	Derivatives	Position	Assets	Liabilities	Derivatives	Position
US Dollar	37,455,139	36,825,985	—	629,154	63,782,427	62,036,482	20,621	1,766,566
Euro	593,090	575,147	—	17,943	713,445	730,092	—	(16,647)
Others	146,439	3,693	—	142,746	176,170	5,135	—	171,035
Total	38,194,668	37,404,825	—	789,843	64,672,042	62,771,709	20,621	1,920,954

Summary of sensitivity analysis performed reasonably possible changes in foreign exchange rates

		12/31/2019			12/31/2018
Currency	Variation	P/L	Equity	Variation	P/L	Equity
US Dollar	31.9%	200,700	200,700	29%	518,252	518,252
	(31.9)%	(200,700)	(200,700)	(29)%	(518,252)	(518,252)
Euro	31.9%	5,724	5,724	29%	(4,884)	(4,884)
	(31.9)%	(5,724)	(5,724)	(29)%	4,884	4,884
Other	31.9%	45,536	45,536	29%	50,176	50,176
	(31.9)%	(45,536)	(45,536)	(29)%	(50,176)	(50,176)
Total	31.9%	251,960	251,960	29%	563,543	563,543
	(31.9)%	(251,960)	(251,960)	(29)%	(563,543)	(563,543)

Summary of exposure to interest rate risk

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2019
Total Financial Assets	42,175,254	15,004,746	11,454,731	12,255,255	50,684,393	131,574,379
Total Financial Liabilities	50,567,576	13,421,108	5,116,494	6,674,589	44,708,852	120,488,619
Net Amount	(8,392,322)	1,583,638	6,338,237	5,580,666	5,975,541	11,085,760

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2018
Total Financial Assets	83,738,836	20,431,857	17,987,509	14,342,770	71,590,305	208,091,277
Total Financial Liabilities	115,241,413	32,447,944	2,305,325	2,307,951	38,522,658	190,825,291
Net Amount	(31,502,577)	(12,016,087)	15,682,184	12,034,819	33,067,647	17,265,986

Summary of sensitivity to reasonably possible additional variation in interest rates for next year

		Increase / (decrease)
	Additional variation in	in the income
	the interest rate	statement
Decrease in the interest rate	4% ARS; 2% USD	(357,394)
Increase in the interest rate	4% ARS; 2% USD	260,313